Equity	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Equity	Equity
(a)    Issued capital
The Company has an authorized share capital of US$35 thousand, corresponding to 3,500,000,000 authorized shares with a par value of US$0.00001 each of which:
•2,000,000,000 shares are designated as Class A common shares and issued; and
•1,000,000,000 shares are designated as Class B common shares and issued.
The remaining 500,000,000 authorized but unissued shares are presently undesignated and may be issued by our board of directors as common shares of any class or as shares with preferred, deferred or other special rights or restrictions. Therefore, the Company is authorized to increase capital up to this limit, subject to approval of the Board of Directors.
On January 10, 2022, XP Inc issued 445,328 Class A common shares (R$ 70,030) as part of our acquisition of a minority stake of Vista Capital (non-cash transaction).
On July 1, 2023, XP Inc issued 18,717,771 Class A common shares (R$ 2,097,326) to acquire up to 100% of Banco Modal´s shares, in a non-cash equity exchange transaction.
As of December 31, 2023, the Company had R$26 of issued capital which were represented by 436,776,080 Class A common shares and 112,717,094 Class B common shares.
(b)    Additional paid-in capital and capital reserve
Our Class A and Class B common shares, have the following rights:
•Each holder of a Class B common share is entitled, in respect of such share, to 10 votes per share, whereas the holder of a Class A common share is entitled, in respect of such share, to one vote per share.
•Each holder of Class A common shares and Class B common shares vote together as a single class on all matters (including the election of directors) submitted to a vote of shareholders, except as provided below and as otherwise required by law.
•Class consents from the holders of Class A common shares and Class B common shares, as applicable, shall be required for any modifications to the rights attached to their respective class of shares the rights conferred on holders of Class A common shares shall not be deemed to be varied by the creation or issue of further Class B common shares and vice versa; and
•the rights attaching to the Class A common shares and the Class B common shares shall not be deemed to be varied by the creation or issue of shares with preferred or other rights, including, without limitation, shares with enhanced or weighted voting rights.
The Articles of Association provide that at any time when there are Class A common shares in issue, Class B common shares may only be issued pursuant to: (a) a share split, subdivision of shares or similar transaction or where a dividend or other distribution is paid by the issue of shares or rights to acquire shares or following capitalization of profits; (b) a merger, consolidation, or other business combination involving the issuance of Class B common shares as full or partial consideration; or (c) an issuance of Class A common shares, whereby holders of the Class B common shares are entitled to purchase a number of Class B common shares that would allow them to maintain their proportional ownership and voting interests in XP Inc.
Below is a summary of the issuances, cancellations and conversions of shares during 2023 and 2022:

	Class A (prior common shares)	Class B (prior preferred shares)	Total Shares

As of December 31, 2021	424,153,735	135,394,989	559,548,724
Transfer of classes	22,677,895	(22,677,895)	—
Follow on offering	970,031	—	970,031
As of December 31, 2022	447,801,661	112,717,094	560,518,755

Transfer of classes	(31,267,095)	—	(31,267,095)
Issuance of shares	20,241,514	—	20,241,514
As of December 31, 2023	436,776,080	112,717,094	549,493,174
As mentioned in Note 32, the Board of Directors approved in December 2019 a share based long-term incentive plan, in which the maximum number of shares should not exceed 5% of the issued and outstanding shares. As of December 31, 2023, the outstanding number of shares reserved under the plans is 14,600,588 restricted share units (“RSUs”) (2022 - 13,684,424) and 1,588,818 performance restricted units (“PSUs”) (2022 - 2,527,242) to be issued at the vesting date.
During the year ended December 31, 2023, XP Inc issued 1,523,743 Class A common shares (R$317,378) in connection with vestings occurred under the share based long-term incentive plan.
The additional paid-in capital refers to the difference between the purchase price that the shareholders pay for the shares and their par value. Under Cayman Law, the amount in this type of account may be applied by the Company to pay distributions or dividends to members, pay up unissued shares to be issued as fully paid, for redemptions and repurchases of own shares, for writing off preliminary expenses, recognized expenses, commissions or for other reasons. All distributions are subject to the Cayman Solvency Test which addresses the Company’s ability to pay debts as they fall due in the natural course of business.
(c)    Treasury Shares
The Group registered treasury shares in its Equity as a result of the following transactions: (i) the merger of XPart into XP Inc., which was settled through XP Inc.’s own shares; (ii) the share buy-back program, approved in May 2022, amended in November 2022 and ended in March 2023; (iii) the share purchase agreement with Itaú Unibanco, signed on June and November 2022. The treasury shares are registered as a deduction from equity until the shares are canceled or reissued.
During the year ended December 31, 2023, the Company repurchased and held in treasury 13,120,268 Class A common shares (R$ 915,859).
On April 5, 2023, the Company’s Board of Directors approved the cancellation of 31,267,095 Class A common shares (R$ 2,785,504) held by the Company in treasury.
As of December 31, 2023, the Group held 1,056,308 shares in treasury (19,203,135 - December 31, 2022) with an amount of R$117,117 (R$1,986,762 - December 31, 2022).
(d)    Dividends distribution
The Group has not adopted a dividend policy with respect to future distributions of dividends. The amount of any distributions will depend on many factors such as the Company's results of operations, financial condition, cash requirements, prospects and other factors deemed relevant by XP Inc. board of directors and, where applicable, the shareholders.
For the years ended December 31, 2022 and 2021, XP Inc. did not declare and paid dividends to the shareholders.
For the year ended December 31, 2023, XP Inc. declared and paid dividends to its shareholders in the total amount of US$ 720 million (R$ 3,542,298). The dividends were settled on September 25, 2023 (R$ 1,577,622) and December 22, 2023 (R$ 1,964,676).
Non-controlling shareholders of some XP Inc’s subsidiaries received dividends in the year ended in December 31, 2023, 2022 and 2021.
(e)    Other comprehensive income
Other comprehensive income consists of changes in the fair value of financial assets at fair value through other comprehensive income, while these financial assets are not realized. Also includes gains (losses) on net investment hedge and foreign exchange variation of investees located abroad.